Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Lease Income Receivable

The Group leases out the premises to lessees under non-cancellable operating leases. As at the balance sheet date, lease commitments under non-cancellable operating leases where the Group is the lessors are as follows:

2025
Lease income receivable
within 1 year	826,931
after 1 year but not later than 5 years	314,465
Total	1,141,396

Schedule of Future Minimum Lease Payments of Short-Term Lease under the Non-Cancellable Operating Lease

The total future minimum lease payments of short-term lease under the non-cancellable operating lease with respect to the house as of December 31, 2025 are payable as follows:

Lease Commitment
Within 1 year	165,000
Total	165,000